Income Taxes - Schedule of Federal Income Tax Rate to Income (Details)	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net operating tax carry-forwards	$ 10,305
Gross deferred tax asset	10,305
Valuation allowance	$ (10,305)
Net deferred tax assets